INCOME TAXES - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Current income tax expenses (benefit)	$ (1,920)	$ 862	$ 1,158
Income tax expenses (benefit)	$ (1,920)	$ 862	$ 1,158